Basic and Diluted Net (Loss) Income per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share Disclosure [Line Items]
Net income (loss) from continuing operations	$ 13,564	$ 7,973	$ (502)
Net income (loss) from discontinued operations, net of tax		236	(3,300)
Net income (loss) attributable to China Distance Education Holdings Limited	13,564	8,209	(3,802)
- allocated to ordinary share - basic	13,554	8,209	(3,800)
Allocated to nonvested restricted share - basic	$ 10		$ (2)
Weighted average number of ordinary shares outstanding	135,174,562	133,996,737	133,489,261
Weighted average number of nonvested restricted share	103,082		82,466
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	1,121,589	366,371
Weighted average ordinary shares outstanding used in computing diluted net income per share	136,399,233	134,363,108	133,571,727
Basic net (loss) income per share, Basic from continuing operations	$ 0.10	$ 0.06	$ 0.00
Basic net (loss) income per share, Basic from discontinued operations (net of tax)		$ 0.00	$ (0.03)
Basic net (loss) income per share, Basic	$ 0.10	$ 0.06	$ (0.03)
Basic net (loss) income per nonvested restricted share, Basic from continuing operations	$ 0.10
Basic net (loss) income per nonvested restricted share, Basic from discontinued operations (net of tax)			$ (0.03)
Basic net (loss) income per nonvested restricted share, Basic	$ 0.10		$ (0.03)
Diluted from continuing operations	$ 0.10	$ 0.06	$ 0.00
Diluted from discontinued operations (net of tax)		$ 0.00	$ (0.03)
Diluted net (loss) income per share, Diluted	$ 0.10	$ 0.06	$ (0.03)